ONTRACK CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 2.9%
	EQUITY - 1.7%
1,000	VanEck Uranium + Nuclear Energy ETF	$ 135,650
4,500	Roundhill Generative AI & Technology ETF(a)	276,750
		412,400

	FIXED INCOME - 1.2%
15,000	First Trust Preferred Securities and Income ETF	273,600

	TOTAL EXCHANGE-TRADED FUNDS (Cost $637,318)	686,000

	OPEN END FUNDS — 62.3%
	ALTERNATIVE – 6.4%
175,029	Eaton Vance Global Macro Absolute Return Fund, Class I	1,528,005

	FIXED INCOME - 30.0%
511,364	BlackRock High Yield Portfolio, Institutional Class	3,707,386
99,701	Diamond Hill Short Duration Securitized Bond Fund, Class I	1,001,994
155,642	Nuveen Preferred Securities and Income, Class I	2,508,949
		7,218,329

	INTERNATIONAL BONDS - 10.4%
300,000	Eaton Vance Emerging Markets Debt Opportunities Fund, Class I	2,490,004
	PREFERRED STOCKS - 15.5%
98,684	Cohen & Steers Preferred Securities and Income, Class I	1,245,395
263,881	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	2,485,762
		3,731,157

ONTRACK CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	OPEN-END FUNDS — 62.3% (Continued)

	TOTAL OPEN-END FUNDS (Cost $14,500,025)	$ 14,967,495

	SHORT-TERM INVESTMENTS — 2.6%
	MONEY MARKET FUNDS - 2.6%
311,181	Fidelity Government Portfolio, Class I, 4.03%(b)	311,181
311,181	First American Government Obligations Fund, Class Z, 4.00%(b)	311,181
	TOTAL MONEY MARKET FUNDS (Cost $622,362)	622,362

	TOTAL SHORT-TERM INVESTMENTS (Cost $622,362)	622,362

	TOTAL INVESTMENTS - 67.8% (Cost $15,759,705)	$ 16,275,857
	OTHER ASSETS IN EXCESS OF LIABILITIES- 32.2%	7,740,847
	NET ASSETS - 100.0%	$ 24,016,704

ETF	- Exchange-Traded Fund

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of September 30, 2025.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at September 30, 2025	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Depreciation
Long Position:
411,523	American Beacon Developing World Income Fund-R5 Class*	$3,041,155	USD SOFR plus 165 bp	8/11/2028	BRC	$ -
246,659	American Funds American High-Income Trust® Class F-3*	2,454,257	USD SOFR plus 165 bp	5/15/2028	BRC	-
158,520	American High-Income Municipal Bond Fund® Class F-3*	2,412,674	USD SOFR plus 165 bp	9/11/2028	BRC	-
297,030	Eaton Vance Emerging Markets Debt Opportunities Fund, Class I*	2,465,349	USD SOFR plus 165 bp	5/12/2025	BRC	-
244,200	Eaton Vance Emerging Markets Debt Opportunities Fund, Class I*	2,026,860	USD SOFR plus 165 bp	7/18/2028	BRC	-
130,000	First Trust Preferred Securities and Income ETF	2,371,200	USD SOFR plus 60 bp	10/12/2026	BRC	(6,406)
25,200	iShares J.P. Morgan USD Emerging Markets Bond ETF	2,398,788	USD SOFR plus 60 bp	10/12/2026	BRC	(17,070)
75,000	iShares Preferred and Income Securities ETF	2,371,500	USD SOFR plus 60 bp	10/12/2026	BRC	(40,158)
329,670	Janus Henderson High-Yield Fund, Class I*	2,469,228	USD SOFR plus 165 bp	5/15/2028	BRC	-
409,556	Macquarie High Income Fund, Class I*	2,449,145	USD SOFR plus 165 bp	5/15/2028	BRC	-
522,876	Principal Spectrum Preferred and Capital Securities Income Fund, Class R-6*	4,915,034	USD SOFR plus 165 bp	5/15/2028	BRC	-
261,153	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class*	2,460,061	USD SOFR plus 165 bp	5/12/2028	BRC	-
364,964	TCW Emerging Markets Income Fund, Class Institiutional *	2,510,952	USD SOFR plus 165 bp	9/5/2028	BRC	-
288,600	TCW Emerging Markets Income Fund, Class Institiutional*	1,985,568	USD SOFR plus 165 bp	9/18/2028	BRC	-
248,963	T. Rowe Price Emeriging Markets Bond Fund, I Class*	2,400,003	USD SOFR plus 165 bp	9/11/2028	BRC	-
					Total:	$(63,634)
	BRC - Barclays Capital
	SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
*	Swap contract reset at September 30, 2025.